RUSSELL INVESTMENT COMPANY

Supplement dated OCTOBER 26, 2007 to

STATEMENT OF ADDITIONAL INFORMATION

Fund of Funds

DATED MARCH 1, 2007

As Supplemented SEPTEMBER 7, 2007

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraph regarding Montag & Caldwell, Inc. under the heading “Diversified Equity Fund” is deleted and replaced with the following:

Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holding N.V., which holds its interests in Montag & Caldwell, Inc. through ABN AMRO Bank N.V., ABN AMRO Asset Management Holding NV and ABN AMRO Asset Management Holdings, Inc. ABN AMRO Holding N.V. is itself an indirect subsidiary of The Royal Bank of Scotland Group plc, Fortis N.V. and Fortis SA/NV, and Banco Santander, S.A., which hold their interests in ABN AMRO Holding N.V through RFS Holdings B.V.

RUSSELL INVESTMENT COMPANY

Supplement dated OCTOBER 26, 2007 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

DATED MARCH 1, 2007

As Supplemented SEPTEMBER 7, 2007

In the section entitled “Money Manager Information” in the Non-Fund of Funds SAI, the paragraph regarding Montag & Caldwell, Inc. under the heading “Diversified Equity Fund” is deleted and replaced with the following:

Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holding N.V., which holds its interests in Montag & Caldwell, Inc. through ABN AMRO Bank N.V., ABN AMRO Asset Management Holding NV and ABN AMRO Asset Management Holdings, Inc. ABN AMRO Holding N.V. is itself an indirect subsidiary of The Royal Bank of Scotland Group plc, Fortis N.V. and Fortis SA/NV, and Banco Santander, S.A., which hold their interests in ABN AMRO Holding N.V through RFS Holdings B.V.